                        SUPPLEMENT DATED APRIL 4, 2005

                                      to

                         PROSPECTUS DATED MAY 1, 2004*
                         (As Previously Supplemented)

                                      of

                     JOHN HANCOCK VARIABLE SERIES TRUST I

   On April 4, 2005, the shareholders of John Hancock Variable Series Trust I ("JHVST") approved a reorganization (the "Reorganization") pursuant to which each separate investment fund of JHVST will combine into one of the separate investment funds of John Hancock Trust ("JHT"). (On January 1, 2005, JHT underwent a name change. Prior to that date, JHT was known as "Manufacturers Investment Trust.") The investment manager of JHVST and the investment manager of JHT are both indirect wholly-owned subsidiaries of Manulife Financial Corporation, a publicly-traded Canadian holding company.

   The Reorganization will occur as of April 29, 2005, when the outstanding shares of each Acquired Fund will be cancelled and, in their place, will be issued shares of the Acquiring Fund into which that Acquired Fund is being combined. Thereafter, the Acquired Fund will cease to exist.

   Pursuant to the Reorganization, each Acquired Fund (listed in the left column below) will combine into the corresponding Acquiring Fund (listed opposite in the right column below):

                                        Corresponding JHT
              JHVST Acquired Fund       Acquiring Fund
              -------------------       ------------------------
              ---------------------------------------------------
              Active Bond Fund          Active Bond Trust
              ---------------------------------------------------
              Bond Index Fund           Bond Index Trust B
              ---------------------------------------------------
              Earnings Growth Fund      Large Cap Growth Trust
              ---------------------------------------------------
              Equity Index Fund         500 Index Trust B
              ---------------------------------------------------
              Financial Industries Fund Financial Services Trust
              ---------------------------------------------------
              Fundamental Value Fund    Equity Income Trust
              ---------------------------------------------------
              Global Bond Fund          Global Bond Trust
              ---------------------------------------------------
              Growth & Income Fund      Growth & Income Trust II
              ---------------------------------------------------
              Health Sciences Fund      Health Sciences Trust
              ---------------------------------------------------
              High Yield Bond Fund      High Yield Trust
              ---------------------------------------------------
              International Equity      International Equity
                Index Fund              Index Trust B
              ---------------------------------------------------
              Large Cap Growth Fund     Blue Chip Growth Trust
              ---------------------------------------------------
              Large Cap Value Fund      Equity Income Trust
              ---------------------------------------------------
              Managed Fund              Managed Trust
              ---------------------------------------------------
              Mid Cap Growth Fund       Mid Cap Stock Trust
              ---------------------------------------------------
              Mid Cap Value B Fund      Mid Value Trust
              ---------------------------------------------------
              Money Market Fund         Money Market Trust B
              ---------------------------------------------------
              Overseas Equity B Fund    Overseas Equity Trust
              ---------------------------------------------------
              Real Estate Equity Fund   Real Estate Securities
                                        Trust B
              ---------------------------------------------------
              Short-Term Bond Fund      Short-Term Bond Trust
              ---------------------------------------------------
              Small Cap Emerging        Small Cap Emerging
                Growth Fund             Growth Trust
              ---------------------------------------------------
              Small Cap Value Fund      Small Cap Value Trust
              ---------------------------------------------------
              Total Return Bond Fund    Total Return Trust
              ---------------------------------------------------
--------
*This document also supplements each May 1, 2004 or later prospectus (as previously supplemented) with respect to variable annuity or variable life insurance contracts under which any funds of JHVST are investment options.

Terms of Reorganization

   The Reorganization has been designed so that each Acquired Fund has substantially the same or similar investment objective and policies as the Acquiring Fund into which it will be combined. In most cases, the overall level of the Acquiring Fund's investment management fees and other operating expenses after the Reorganization (i.e., the fund's "expense ratio") is expected to be lower than the corresponding Acquired Fund's has been. In those cases where the Acquiring Fund's expense ratio is expected to be higher, the shareholders of the Acquired Fund have concluded that this would be outweighed by the expected advantages of the Reorganization to the Acquired Fund and its shareholders.

   Under the terms of the Reorganization, each shareholder of an Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund into which it combines having a total value equal to the total value of that shareholder's shares of the Acquired Fund.

Affect of Reorganization for Variable Annuity and Variable Life Insurance Contracts

   The JHVST funds serve primarily to support variable investment options under variable annuity and variable life insurance contracts. Upon the combination of a JHVST fund into the corresponding Acquiring Fund, any investment option based on that JHVST fund will thereafter be based on and supported by that Acquiring Fund.

   No holder of a variable annuity or variable life insurance contract that participates in any JHVST fund will have any taxable income, gain or loss, or suffer any other adverse federal income tax consequences, as a result of the Reorganization.

   Owners of variable annuity and variable life insurance contracts will continue to be able to make transfers into or out of the variable investment options that are available under their contracts at the time of transfer. Such transfers, and the procedures for making them, will continue to be subject to the terms and conditions set forth in the applicable prospectus for the contract from time to time.

   Also, any instructions that a contract owner has in effect as to a variable investment option will continue to be in effect, notwithstanding that the option is supported by a different fund (i.e., the applicable Acquiring Fund) following the Reorganization. Such instructions would include, for example, instructions concerning allocation of premium payments or charges under the variable annuity or variable life insurance contract, and instructions for automatic transactions, such as periodic withdrawals or periodic asset rebalancing. However, owners will continue to be able to change such instructions at any time, in the manner and subject to the terms and conditions set forth in the prospectus for the applicable contract from time to time.

   This supplement is not an offer to sell, nor a solicitation of an offer to buy, shares of any Acquiring Fund.



NAVSUPP04/05

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